BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Allocation V.I. Fund

(the “Fund”)

Supplement dated December 6, 2016

to the Prospectus dated May 1, 2016

Effective January 1, 2017, Dennis Stattman, CFA, Dan Chamby, CFA, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Kent Hogshire, CFA are the portfolio managers of the Fund, and the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Dennis Stattman, CFA	2001	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2003	Managing Director of BlackRock, Inc.
Russ Koesterich, CFA, JD	2017	Managing Director of BlackRock, Inc.
David Clayton, CFA, JD	2017	Managing Director of BlackRock, Inc.
Kent Hogshire, CFA	2017	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How The Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Dennis Stattman, CFA, Dan Chamby, CFA, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Kent Hogshire, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock Global Allocation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Global Allocation V.I. Fund

The Fund is managed by Dennis Stattman, CFA, Dan Chamby, CFA, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Kent Hogshire, CFA, who are jointly and primarily responsible for the management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Dennis Stattman, CFA	Jointly and primarily responsible for the management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2001	Managing Director of BlackRock, Inc. since 2006 and Head of BlackRock’s Global Allocation Team.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Dan Chamby, CFA	Jointly and primarily responsible for the management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2003	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006.
Russ Koesterich, CFA, JD	Jointly and primarily responsible for the management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2009.
David Clayton, CFA, JD	Jointly and primarily responsible for the management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2010 to 2011.
Kent Hogshire, CFA	Jointly and primarily responsible for the management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2017; Director of BlackRock, Inc. from 2008 to 2016.

Shareholders should retain this Supplement for future reference.

PRO-VAR-GAVI-1216SUP

2